Exhibit 99.1

World Omni Auto Receivables Trust 2010-A

Monthly Servicer Certificate

April 30, 2011

Dates Covered
Collections Period	04/01/11 - 04/30/11
Interest Accrual Period	04/15/11 - 05/15/11
30/360 Days	30
Actual/360 Days	31
Distribution Date	05/16/11

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/11	556,727,915.92	42,982
Yield Supplement Overcollateralization Amount at 03/31/11	28,081,348.80	0

Receivables Balance at 03/31/11	584,809,264.72	42,982
Principal Payments	24,303,504.35	1,250
Defaulted Receivables	620,885.31	36
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/11	26,442,084.44	0

Pool Balance at 04/30/11	533,442,790.62	41,696

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112

Delinquent Receivables:
Past Due 31-60 days	3,549,986.45	363
Past Due 61-90 days	901,547.69	84
Past Due 91 + days	78,556.84	11

Total	4,530,090.98	458

Total 31+ Delinquent as % Ending Pool Balance	0.85%

Recoveries	417,878.01

Aggregate Net Losses - April 2011	203,007.30

Overcollateralization Target Amount	32,006,567.44
Actual Overcollateralization	32,006,567.44

Weighted Average APR	4.47%
Weighted Average APR, Yield Adjusted	7.54%
Weighted Average Remaining Term	42.89

Flow of Funds	$ Amount

Collections	26,830,436.14
Advances	(1,778.44)
Investment Earnings on Cash Accounts	3,275.17
Servicing Fee	(487,341.05)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	26,344,591.82

Distributions of Available Funds
(1) Class A Interest	664,483.20
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	21,888,017.78
(7) Distribution to Certificateholders	3,710,756.04
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	26,344,591.82

Servicing Fee	487,341.05
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 04/15/11	523,324,240.96
Principal Paid	21,888,017.78
Note Balance @ 05/16/11	501,436,223.18

Class A-1
Note Balance @ 04/15/11	0.00
Principal Paid	0.00
Note Balance @ 05/16/11	0.00
Note Factor @ 05/16/11	0.0000000%

Class A-2
Note Balance @ 04/15/11	52,322,240.96
Principal Paid	21,888,017.78
Note Balance @ 05/16/11	30,434,223.18
Note Factor @ 05/16/11	15.4488443%

Class A-3
Note Balance @ 04/15/11	241,000,000.00
Principal Paid	0.00
Note Balance @ 05/16/11	241,000,000.00
Note Factor @ 05/16/11	100.0000000%

Class A-4
Note Balance @ 04/15/11	198,106,000.00
Principal Paid	0.00
Note Balance @ 05/16/11	198,106,000.00
Note Factor @ 05/16/11	100.0000000%

Class B
Note Balance @ 04/15/11	31,896,000.00
Principal Paid	0.00
Note Balance @ 05/16/11	31,896,000.00
Note Factor @ 05/16/11	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	745,818.00
Total Principal Paid	21,888,017.78

Total Paid	22,633,835.78

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	30,521.31
Principal Paid	21,888,017.78

Total Paid to A-2 Holders	21,918,539.09

Class A-3
Coupon	1.34000%
Interest Paid	269,116.67
Principal Paid	0.00

Total Paid to A-3a Holders	269,116.67

Class A-4
Coupon	2.21000%
Interest Paid	364,845.22
Principal Paid	0.00

Total Paid to A-4 Holders	364,845.22

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.8133221
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.8691058

Total Distribution Amount	24.6824279

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1549305
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	111.1066892

Total A-2 Distribution Amount	111.2616197

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	1.1166667

A-4 Interest Distribution Amount	1.8416667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.8416667

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 03/31/11	41,833.64
Balance as of 04/30/11	40,055.20
Change	(1,778.44)

Reserve Account
Balance as of 04/15/11	2,345,271.93
Investment Earnings	265.75
Investment Earnings Paid	(265.75)
Deposit/(Withdrawal)	—
Balance as of 05/16/11	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93